23. INCOME TAX AND MINIMUM PRESUME TAX LIABILITY (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfIncomeTaxAndMinimumPresumeTaxLiabilityLineItems [Line Items]
Non current income tax and minimum notional income tax provision	$ 863	$ 934
Current income tax and minimum notional income tax provision	943	1,454
Income tax, net of witholdings and advances
DisclosureOfIncomeTaxAndMinimumPresumeTaxLiabilityLineItems [Line Items]
Non current income tax and minimum notional income tax provision	848	837
Current income tax and minimum notional income tax provision	880	1,451
Minimum notional income tax, net of witholdings and advances
DisclosureOfIncomeTaxAndMinimumPresumeTaxLiabilityLineItems [Line Items]
Non current income tax and minimum notional income tax provision	15	97
Current income tax and minimum notional income tax provision	$ 63	$ 3